Aristotle/Saul Global Equity Fund
Summary Prospectus	July 29, 2025, restated on May 18, 2026
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund, including Statement of Additional Information (“SAI”) and the most recent report to shareholders, online at http://aristotlefunds.com. You may also obtain this information at no cost by calling 844-ARISTTL (844-274-7885) or by sending an e-mail request to funds@aristotlecap.com. The Fund’s Prospectus and Statement of Additional Information, both dated July 29, 2025, as each may be amended or supplemented, are incorporated by reference into this Summary Prospectus.

Investment Goal
Aristotle/Saul Global Equity Fund (the “Fund”) seeks to maximize long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. If these fees were included, the fees and expenses shown would be higher.
Shareholder Fees (fees paid directly from your investment)

Share Class
I-2
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class
I-2
Management Fee[1]	0.78%
Distribution (12b-1) and/or Service Fee	None
Other Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.79%
1The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.60% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.18% of the average net assets of the class.
2“Other Expenses” include interest expense of 0.01%. Interest expense is borne by the Fund separately from the management fees paid to Aristotle Investment Services, LLC.
Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL or DON’T SELL your shares at the end of each period.
Share Class
I-2
1 year	$81
3 years	$252
5 years	$439
10 years	$978
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). For the fiscal year ended March 31, 2025, the portfolio turnover rate of the Fund was 9% of the average value of its portfolio. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The Fund primarily invests its assets in equity securities that are listed on an exchange or that are otherwise publicly traded in the United States or in a foreign country. The Fund may also invest in exchange-traded funds (“ETFs”). ETFs in which the Fund invests are investment companies that invest in portfolios of securities designed to track particular market segments or indices, the shares of which are bought and sold on securities exchanges. The Fund may lend its portfolio securities to generate additional income.
Under normal market conditions, the Fund invests in at least three different countries, including emerging market countries, with at least 40% of its net assets invested in securities of issuers located outside the United States. The Fund’s investments in foreign securities may include investments through American, European and Global Depositary Receipts (“ADRs,” “EDRs,” and “GDRs,” respectively). Depositary receipts represent interests in foreign securities held on deposit by banks.
The strategy seeks to maximize total return. In selecting investments for the Fund, the Fund’s sub-adviser employs a fundamental, bottom-up approach. The sub-adviser focuses first on the quality of a company’s business and then considers whether the company’s securities are available at an attractive price relative to what the sub-adviser believes to be their fair value. The sub-adviser seeks to identify high-quality businesses by focusing on companies with all or most of the following attributes: attractive business fundamentals; experienced, motivated company management; pricing power; sustainable business model; financial strength; productive use of strong free cash flow; and/or high or consistently improving profitability metrics, return on invested capital and operating margins. The Fund may invest in companies of any market capitalizations, but typically invests in companies with a market capitalization above $2 billion at initial investment.
The Fund is benchmarked to the MSCI All Country World (“ACWI”) Index (net) and the MSCI World Index (net) for the purpose of performance measurement. However, the sub-adviser is not constrained by the composition of either index in selecting investments for the Fund.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably. An equity security’s market value may decline for a number of reasons that relate to particular issuer, such as management performance, financial leverage, reduced demand for the issuer’s products or services, or as a result of factors that affect the issuer’s industry or market more broadly, such as labor shortages, increased production costs, or competitive conditions within an industry.
•Foreign Investment Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Trade disputes and the threat of, or actual imposition of, tariffs may adversely impact the price of foreign securities. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country, or region. Foreign securities may include ADRs, EDRs and GDRs. Unsponsored ADRs, EDRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.
•Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments denominated in or with exposure to that foreign currency.
•Geographic Risk Related to Europe: Europe includes both developed and emerging markets. Most Western European countries are members of the European Union (the “EU”), which imposes restrictions on inflation rates, deficits, and debt levels. Both developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the European Monetary Union. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro, recessions among European countries and acts of war in the region may have a significant adverse effect on the economies of other European countries, including those of Eastern Europe. In particular, the extent and duration of Russia’s invasion of Ukraine, the resulting sanctions on Russia, the subsequent impact on global markets and trade remain unknown but could have a significant adverse impact on the European economy as well as the price and availability of certain commodities, including oil and natural gas. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.
•Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the imposition of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
•Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.
•ETF Risk: Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. If the Fund has to sell shares of an ETF when the shares are trading at a discount, the Fund will receive a price that is less than the ETF’s net asset value per share. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track. An investment in an ETF is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear a proportionate share of any fees and expenses of the ETFs in which the Fund invests. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.
•Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.
•Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.
•Sector Focus Risk: The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.
•Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. This risk may be particularly pronounced with respect to small-capitalization companies.
•Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.
•Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.
•Securities Lending Risk: To the extent the Fund lends its securities, it may be subject to the following risks: (1) the securities in which the collateral is invested may not perform sufficiently to cover the applicable rebate rates paid to borrowers and related administrative costs; (2) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (3) although borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, there is the risk of possible loss of rights in the collateral should the borrower fail financially.
Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index and a more focused benchmark. The Fund performance shown below for periods prior to October 23, 2023 is the performance of the Aristotle/Saul Global Equity Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, as a result of the reorganization of the Predecessor Fund into the Fund on October 23, 2023 (the “Reorganization”). The Predecessor Fund was managed using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the performance of the Predecessor Fund’s Class I shares from inception through October 22, 2023 and the performance of the Fund’s Class I-2 shares from October 23, 2023 through December 31, 2024.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Calendar Year Total Returns (%)
Class I-2 return for the period 1/1/2025 through 6/30/2025: 10.40%

Best and worst quarterly performance reflected within the bar chart: Q2 2020: 19.67%; Q1 2020: (23.30)%

Average Annual Total Returns (For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I-2 (incepted March 30, 2012) (before taxes)	3.16%	7.17%	7.67%
Class I-2 (after taxes on distributions)	-3.60%	4.80%	5.97%
Class I-2 (after taxes on distributions and Sales of Fund shares)	7.19%	5.68%	6.11%
MSCI All Country World (“ACWI”) Index (net) (reflects no deductions for fees, expenses or taxes)[1]	17.49%	10.06%	9.23%
MSCI World Index (net) (reflects no deductions for fees, expenses or taxes)[1]	18.67%	11.17%	9.95%
1 The broad-based market index for the Fund is the MSCI All Country World (“ACWI”) Index (net). The Fund is also benchmarked to the MSCI World Index (net) for the purpose of performance measurement.
The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes, and (b) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Management
Investment Adviser – Aristotle Investment Services, LLC
Sub-Adviser – Aristotle Capital Management, LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund and Predecessor Fund
Howard Gleicher, CFA, Chief Executive Officer and Chief Investment Officer	Since 2012
Gregory D. Padilla, CFA, Principal and Portfolio Manager	Since 2014
Alberto Jimenez Crespo, CFA, Principal and Portfolio Manager	Since 2026
Purchase and Sale of Fund Shares
Once you have established an account, you may generally purchase or redeem (sell) shares of a Fund (each a “Fund,” together the “Funds”) of the Aristotle Funds Series Trust (“Aristotle Funds” or the “Trust”) on any business day by mail (Aristotle Funds, c/o U.S. Bank Global Fund Services, P.O. Box 219231, Kansas City, MO 64121-9231), overnight mail (Aristotle Funds, c/o U.S. Bank Global Fund Services, 801 Pennsylvania Ave, Suite 219231, Kansas City,
MO 64105-1307), by telephone by calling customer services at 844-ARISTTL (844-274-7885) or by wire or electronic funds transfer. For accounts established through a broker-dealer or other financial intermediary, please contact your financial professional to purchase or redeem shares.
For Class A and Class C shares, the minimum initial investment is $1,000, and the minimum subsequent investment is $50. For Class I shares, the minimum initial investment is $500,000 for Institutional Investors, with no minimum for subsequent investments. Class I shares are only available to eligible investors. Class R6 shares generally have no minimum for initial or subsequent investments, except for certain institutional investors who purchase Class R6 shares directly with the Trust’s transfer agent for which the minimum initial investment is $1,000,000 with no minimum for subsequent investments. Class R6 shares are only available to eligible investors. No dealer compensation, marketing support payments, or sub-transfer agency fees are paid on Class I or Class R6 shares. There is no minimum initial or subsequent investment for Class I-2 shares, because they are generally only available to investors in fee-based advisory programs. Not all classes are available for direct investment for all Funds. The Trust reserves the right to waive or change minimum investment amounts at its discretion. The Trust and Foreside Financial Services, LLC, the distributor and principal underwriter for the Trust (the “Distributor”), reserve the right to reject any request to buy shares.
Purchase and sale orders for accounts held directly with the Trust are executed at the next-calculated net asset value (“NAV”), plus or minus any applicable sales charges, determined after the transfer agent of the Trust receives an order in proper form at its processing location in Milwaukee, WI. Purchase and sale orders for accounts held with a financial intermediary are executed at the next NAV, plus or minus any applicable sales charges, determined after the order is received by the financial intermediary in proper form.
Tax Information
Each Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement such as a 401(k) plan or an individual retirement account, distributions from which may be taxable upon withdrawal.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as through a “fund supermarket” where a variety of mutual funds from different fund families are offered through your broker-dealer or other financial intermediary), the Trust and its related companies may pay the broker-dealer or other financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.
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